DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

September 20, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of DWS Equity Sector Strategy Fund (the “Fund”), a series of Deutsche DWS Asset Allocation Trust (the “Trust”) (Reg. Nos. 033-86070; 811-08606)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 63 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for the purpose of adding Institutional Class shares to the Fund. Pursuant to Rule 485(a)(1), the Trust has designated on the facing page of the Amendment that it will become effective on December 1, 2022. No fees are required in connection with this filing.

Please be advised that, on behalf of the Fund, in accordance with Securities and Exchange Commission (the “Commission”) Releases 33-6510 and IC-13768, we hereby request selective review by the Staff of the Commission. Specifically, we request that the Staff selectively review the disclosure contained in the Amendment that pertains to the addition of Institutional Class shares. Other than this item, the Amendment does not contain any material changes to the Fund’s currently effective disclosure.

The Staff last reviewed a DWS Fund’s addition of Institutional Class shares in Post-Effective Amendment No. 92 under the Securities Act, filed with the Commission on October 1, 2020 on behalf of DWS California Tax-Free Income Fund, DWS New York Tax-Free Income Fund and DWS Massachusetts Tax-Free Fund, each a series of Deutsche DWS State Tax-Free Income Series (the “State Amendment”). The disclosure regarding Institutional Class shares in the Amendment is substantially similar to corresponding disclosure in the filing for the State Amendment.

This Amendment has been electronically coded to show changes from the Prospectus and Statement of Additional Information last filed with the Commission on November 23, 2021 in Post-Effective Amendment No. 62 to the Registration Statement under the Securities Act for the Fund.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.